June 26, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manulife Private Credit Plus Fund (the “Fund”)

Registration Statement on Form N-2 (811-23896; 333-      )

Ladies and Gentlemen:

Transmitted with this letter is the initial registration statement for the Fund pursuant to the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 to the Fund’s registration statement under the Investment Company Act of 1940 (the “1940 Act”), each being filed electronically on Form N-2 (the “Registration Statement”). The Fund is a continuously offered closed-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund commenced operations on October 16, 2023.

The primary purpose of this filing is to register shares under the 1933 Act and update certain information contained in the Registration Statement in connection with the multi-class structure of the Fund. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

Questions should be directed to the undersigned at bseel@jhancock.com; Mark Goshko of K&L Gates at 617-261-3163 or mark.goshko@klgates.com; George Zornada of K&L Gates at 617-261-3231 or george.zornada@klgates.com; or Pablo Javier Man of K&L Gates at 617-951-9209 or pablo.man@klgates.com.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Assistant Secretary
bseel@jhancock.com

cc:	Mark Goshko, Esq.

George Zornada, Esq.

Pablo Man, Esq.

200 Berkeley Street, Boston, Massachusetts 02116